Summary of Significant Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) Units shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Feb. 28, 2019 CNY (¥)	Feb. 28, 2019 USD ($)
Convenience translation rate per US$1.00	6.3726				6.3726
Impairment of long-lived assets	¥ 1,627	$ 255	¥ 0	¥ 0
Advertising expenditures	2,114	332	1,965	3,422
Multi-employer defined contribution plan expenses	10,262	1,610	4,022	8,637
Shipping and handling costs	¥ 20,777	$ 3,260	¥ 73,914	50,596
Lease description	a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the leased asset’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased asset to the lessor at the inception date.	a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the leased asset’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased asset to the lessor at the inception date.	a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the leased asset’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased asset to the lessor at the inception date.
Restricted cash	¥ 160		¥ 2,333		$ 25
Cost and estimated earnings in excess of billings			717
Loss on disposal of property plant equipment	(820)	$ (129)	(456)	(28)
Appropriation of reserves	¥ 156	$ 24	0	550
Shot term leases term	12 months				12 months
Intangible assets with indefinite lives	¥ 0		0	0
Lease Liability	24,661
Right of use asset	24,670
Dividend Declared [Member]
Dividends	¥ 0		0	0
General Reserve Fund [Member]
Percentage of reserve appropriation net of tax	10.00%	10.00%
Percentage of registered capital	50.00%	50.00%
Statutory Surplus Reserve Fund [Member]
Percentage of reserve appropriation net of tax	10.00%	10.00%
Percentage of registered capital	50.00%	50.00%
Accounts Receivable [Member]
Cost and estimated earnings in excess of billings	¥ 717				$ 113
Cost of Sales [Member]
Inventory write down	2,640	$ 414	1,344	840
Other Expense [Member]
Loss on disposal of property plant equipment	820	129	456	28
Shipping and Handling [Member]
Shipping and handling costs	1,067	$ 167	¥ 1,409	1,306
Development and Purchase Cooperative Arrangement [Member] | Biotech Company Limited [Member]
Agreed-upon milestones, initial investment					14,000	¥ 48,733	$ 7,000
Agreed-upon milestones, payments totaling | $					$ 36,000
Development and Purchase Cooperative Arrangement [Member] | Biotech Company Limited [Member] | AAV [Member]
Number of units of product proposed to be sold | Units			1,000
Revenue from air mobility solutions	¥ 0		¥ 5,137	¥ 3,460
Series C Redeemable Convertible Preferred stock [Member]
Preferred shares, issued | shares	1,189,397	1,189,397	1,189,397